Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Minimum Lease Payments Expensed	The Company expensed the lease payments as follows:

Year Ended December 31, 2018
NT$
(In Millions)

Minimum lease payments	$4,243.1

Future Minimum Lease Payments under Non-cancellable Operating Leases
Future minimum lease payments under the above
non-cancellable
operating leases are as follows:

December 31, 2018
NT$
(In Millions)

Not later than 1 year	$5,824.1
Later than 1 year and not later than 5 years	5,834.9
Later than 5 years	9,190.6

$20,849.6

Right-of-use assets
a.	Right-of-use assets

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Land	$14,064.0	$25,141.9
Buildings	2,351.8	2,544.8
Machinery and equipment	775.8	—
Office equipment	40.8	41.8

	$17,232.4	$27,728.5

	Years Ended December 31
	2019	2020
	NT$	NT$
	(In Millions)	(In Millions)

Additions to right-of-use assets	$1,033.0	$13,481.2

Depreciation of right-of-use assets
Land	$957.1	$1,312.9
Buildings	458.8	569.5
Machinery and equipment	1,184.4	775.8
Office equipment	22.4	23.4

	$2,622.7	$2,681.6

Income from subleasing right-of-use assets (classified under other operating income and expenses, net)	$55.0	$79.6

Lease liabilities
b.	Lease liabilities

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Current portion (classified under accrued expenses and other current liabilities)	$2,275.1	$1,828.0
Noncurrent portion	15,041.8	20,560.6

	$17,316.9	$22,388.6

Ranges of discount rates for lease liabilities
Ranges of discount rates for lease liabilities are as follows:

	December 31, 2019	December 31, 2020
Land	0.67%-2.14%	0.48%-2.14%
Buildings	0.67%-3.88%	0.54%-3.88%
Machinery and equipment	3.24%	—
Office equipment	0.64%-3.88%	0.28%-3.88%

Maturity analysis of lease payments receivable
The maturity analysis of lease payments receivable under operating subleases is as follows:

	December 31, 2019	December 31, 2020
	NT$	NT$
	(In Millions)	(In Millions)
Year 1	$58.6	$144.1
Year 2	1.9	—

	$60.5	$144.1

Other lease information
e.   Other lease information

	Years Ended December 31
	2019	2020
	NT$	NT$
	(In Millions)	(In Millions)
Expenses relating to short-term leases	$5,007.1	$3,153.5

Expenses relating to low-value asset leases	$0.5	$0.3

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$195.1	$257.0

	Years Ended December 31
	2019	2020
	NT$	NT$
	(In Millions)	(In Millions)
Total cash outflow for leases	$7,724.4	$6,354.6